            Directors
            Don G. Hoff, Chairman
            David J. Brennan
            Robert H. Burns
            Olarn Chaipravat
            Michael J. Downey
            Robert F. Gunia
            John A. Morrell
            Douglas Tong Hsu
            David G. P. Scholfield
            Officers
            David G. P. Scholfield,
President
            Robert F. Gunia, Vice
President
            Grace C. Torres, Treasurer
            Stephen M. Ungerman,
Assistant Treasurer
            S. Jane Rose, Secretary
            Deborah A. Docs, Assistant
Secretary
            Vasso-Athene Spanos,
Assistant Secretary
            Investment Manager
            Baring International
Investment (Far East) Limited
            1901 Edinburgh Tower
            15 Queen's Road Central
            Hong Kong
            Administrator
            Prudential Investments Fund
Management LLC
            Gateway Center Three
            100 Mulberry Street
            Newark, NJ 07102-4077
            Custodian and Transfer Agent
            State Street Bank and Trust
Company
            One Heritage Drive
            North Quincy, MA 02171
            Independent Accountants
            Deloitte & Touche LLP
            Two World Financial Center
            New York, NY 10281-1434
            Legal Counsel
            Sullivan & Cromwell
            125 Broad Street
            New York, New York 10004
               The accompanying
financial statements as of September 30,
1997
            were not audited and,
accordingly, no opinion is expressed on
them.
               This report, including
the financial statements herein, is
            transmitted to the
shareholders of The Asia Pacific Fund,
Inc. for
            their information. This is
not a prospectus, circular or
            representation intended for
use in the purchase of shares of the
            Fund or any securities
mentioned in this report.
                                The Asia
Pacific Fund, Inc.

Gateway Center Three
                                    100
Mulberry Street

Newark, NJ 07102-4077
            For general information on
the Fund, please call (toll-free) Dewe
            Rogerson Inc., our
shareholders' servicing agent toll-free
at:

(888) 4-ASIA-PAC
            The Fund's Web Site address
is:
            www.asiapacific.com
            044901106
    The Asia Pacific
    Fund, Inc.
----------------------------------------
---------------------------
    Semi-Annual Report
    September 30, 1997

----------------------------------------
----------------------------------------
                          The Asia
Pacific Fund, Inc.
                      As of September
30, 1997 (Unaudited)
----------------------------------------
----------------------------------------
                            OUR NEW TOLL-
FREE LINE:
                                1-888-4-
ASIA-PAC
For further information on the Fund,
please call. In addition, the Fund makes available monthly portfolio information.
If you would like to receive this
information please call the toll-free
number indicated above.

                Statistics
----------------------------------------
---
Total Net Assets
$242,694,540
Shares Outstanding
18,903,279
Equity and Equivalent
Securities
92.8%(a)
Other
7.2%(a)

                  Total Returns
----------------------------------------
---------
                              Market
Period                       Price(b)
NAV(c)
6 months ended 9/30/97            (3.2)%
(4.3)%
1 Year ended 3/31/97             (16.2)%
(2.9)%
3 Years ended 3/31/97            (18.2)%
8.5%
5 Years ended 3/31/97             24.9%
87.9%
8 Years ended 3/31/97            189.9%
203.0%

               Other Information
----------------------------------------
--------
Ticker Symbol
APB
Primary Exchange
NYSE
Dividend Repurchase Program
Yes
----------------------------------------
--------
Footnote section
(a) Expressed as a percentage of total
    investments.
(b) Total investment return is
calculated
    assuming a purchase of common stock
at the
    current market value on the first
day and a
    sale at the current market value on
the last
    day of each fiscal period reported.
    Dividends and distributions are
assumed, for
    purposes of this calculation, to be
    reinvested at prices obtained under
the
    Fund's dividend reinvestment plan.
These
    calculations do not include
brokerage
    commissions.
(c) This information represents the
historical
    net asset value per share
performance of The
    Asia Pacific Fund, Inc. 'Net asset
value per
    share performance' has been computed
by the
    Investment Manager and, because it
does not
    reflect market price, is not the
same as
    'total investment return.'

              Portfolio Characteristics
             (As of September 30, 1997)
----------------------------------------
-------------
             Top Ten Long-Term Holdings
         (% of Total Long-Term
Investments)
----------------------------------------
-------------
Cheung Kong Holdings, Ltd.
9.0%
Hutchinson Whampoa, Ltd.
8.4%
New World Development Co., Ltd
6.0%
HSBC Holdings, Plc.
5.9%
Sun Hung Kai Properties, Ltd.
5.7%
Formosa Growth Fund
4.3%
Hang Seng Bank, Ltd.
3.3%
ROC Taiwan Fund
3.2%
Swire-Pacific, Ltd.
3.0%
Development Bank of Singapore, Ltd.
2.4%

----------------------------------------
--------------
             Long-Term Country
Weightings
          (% of Total Long-Term
Investments)
----------------------------------------
--------------
                     (PIE CHART)
Hong Kong           53.3%    Korea
7.7%
Singapore           12.4%    Indonesia
4.8%
Taiwan               8.1%    The
Philippines      3.1%
Malaysia             9.0%    Thailand
1.6%
----------------------------------------
-------------
        Sector Breakdown: Top Ten
Industries
         (% of Total Long-Term
Investments)
----------------------------------------
-------------
Real Estate - Developers
25.7%
Banking
18.6%
Conglomerates
15.3%
Utilities
7.7%
Diversified Funds
7.5%
Insurance
7.1%
Airlines
2.1%
Electronics
2.0%
Construction
1.7%

                                       1

----------------------------------------
----------------------------------------
                        REPORT OF THE
INVESTMENT MANAGER
----------------------------------------
----------------------------------------
OVERVIEW

   The Asian markets have continued to
lag behind other emerging and developed
world equity markets during the period
under review. Concerns over the economic growth and earnings outlook for the region has led to the fallen rating of the region. Fears surrounding the strength of Asia's banking systems, as well as the prospect of property price collapse, have fueled the negative sentiment.
   The Asian currency crisis, which
began with the devaluation of the Thai
Baht,
spread throughout the region (and more
recently to Latin America) and has been
the major event for the region over the
last six months. The Thai Baht, the
Indonesian Rupiah, the Malaysian Ringitt and the Philippine Peso have all depreciated over 30% against the US dollar. All markets have fallen significantly in anticipation of the economic dislocation that is likely to result from the devaluations.

PERFORMANCE

   Over the period the Fund's net asset
value (NAV) per share depreciated by
$1.06 from $13.90 to $12.84. On May 22,
the NAV went ex-dividend in the amount
of $0.44 per share, which was paid on
June 6. In percentage terms the Fund's
total return performance (based on NAV)
over the six-month period was (4.3)%
while compared with the relative
benchmark index as measured by the MSCI
Far
East Free Ex Japan Index of (15.3)%.

COUNTRY ALLOCATION

   During the period under review there
were three major changes in country
allocation. Hong Kong and Taiwanese
holdings were increased, whereas
Malaysia
was lessened significantly. The profits
taken in Hong Kong in the first quarter
of 1997 were reinvested ahead of the
handover of the territory to China on
June
30; we have long held the opinion that
this event will be positive in the
medium
term for the market. Taiwan was
increased due to the belief that the
stockmarket
will continue to benefit from the loose
monetary policy which the Central Bank
has engineered in its attempts to
stimulate the economy. Malaysia was
reduced as
fears rose once more over the
sustainability of the country's pro
growth
economic policy. Bank Negara's credit
tightening policy announced in late
March
was the catalyst for the change. Slower
lending, oversupply of the property
market, a highly indebted local consumer and a banking system overly leveraged upon the stock market led the manager to adjust weightings in the market.

NORTH ASIA

Hong Kong
   The Fund has continued to maintain
very significant exposure to the market.
The Hang Seng Index was firm preceding
and during the handover of Hong Kong to
China. China-related shares such as
China Everbright and China Merchants
Holdings, Ltd. enjoyed spectacular
gains, leading the market higher and
leaving
the traditional blue chip shares in
their wake.

   During the summer months Hong Kong
became subject to increased volatility
as
events unraveled in the rest of Asia.
However, actions such as Li Ka Shing
taking a stake in Jardine Matheson and
Hong Kong Land provided support for the
market, as did the successful 15th
Communist Party Congress in September
which
opened with Jiang Zemin's speech for
diversification of ownership for state
owned enterprises (SOEs), thus affirming the use of stock issuance, mergers and bankruptcies as tools of reform.

   Since the period end the Hong Kong
dollar peg has come under speculative
attack. The Monetary Authority, with
over US$80bn in foreign exchange
reserves
(fifth largest in the world), backed by
China's US$130bn of reserves, is
unlikely to allow the peg to fail. It
has stated that in the future it intends
to allow the Chinese Renminbi to become
fully convertible with the Hong Kong
dollar, however, this is unlikely to
happen soon. The consequence of the
speculative attack has been to unsettle
the stockmarket, leading to lower
property prices and an increase in the
Hong Kong Interbank Rate (HIBOR) risk
premium over London Interbank Rate
(LIBOR). This situation
                                       2
short term will continue to dampen the
market but is expected to dissipate
somewhat in the medium term.

Korea
   The stockmarket gains made during the
second quarter, in anticipation of an
improving trade balance, were eroded in
the third quarter. Concerns over the
stability of the country's financial
situation arose following the
bankruptcies
of a number of high profile companies
such as Hanbo Steel and Kia Motors. The
problem has been compounded as general
credit concerns for the region have
risen, for example, S&P put the 5 major
Korean banks on their watch list for a
downgrade in July and as the bureaucrats are unwilling to enact policies since Y
S Kim has become politically neutered
ahead of the presidential election in
December.

Taiwan
   The electronic stocks continued to
lead the market both on the up and
downside during the period. M1B/M2, the
best indicator for monetary liquidity,
remained on an uptrend until recently.
The economy remained stubbornly subdued
despite the interest rate cuts made
earlier in the year and there remain few signs of the widely expected recovery in the property market. Relations with
China remain fragile, with the business
community being more pragmatic and
desiring closer ties, but with the
politicians being unprepared to
negotiate a
platform for further discussions.

ASEAN

Indonesia
   The market gains made in the second
quarter were quickly lost. The
authorities raised rates to defend their currency (overnight rates hit 40%+) in early July. By mid August, the authorities were forced to allow the Rupiah to float freely against the US dollar, the currency fell to Rp$3,300 from 2,500 in response. This chaos occurred under the smoke cloud which enveloped most of Malaysia and Kalimantan (Indonesia) which arose due to slash-and-burn forest clearing.

   The authorities have responded
relatively quickly to this crisis.
Foreign
ceiling restrictions on stock ownership
have been lifted, a number of government
'trophy' projects have been postponed
and since the period end, the IMF (upon
the authorities' request) has been
called in and has agreed on a support
package
of $2.7bn. The Fund's export related
companies such as London Sumatra and
Indorama Synthetic have performed
relatively well over the period.

Malaysia
   Concerns over Malaysia began on March
30, when Bank Negara introduced various
liquidity dampening measures. Since
then, the authorities' inability to
impose
those measures and their inability to
confront events that have arisen
subsequently, have been in sharp
contrast with Indonesia and have
negatively
affected investors' sentiment towards
the country. Dr. Mohamed Mahathir's
outbursts against the hedge funds
(George Soros in particular), the pledge to use public funds to prop up the KLSE and the restrictions on foreigners selling
Malaysian equities (subsequently lifted) were all inept attempts to support the outright denial that problems exist. The
Fund has significantly reduced its
exposure to Malaysia and is unlikely to
increase it in the short-term.

Philippines
   The PHISIX (Manila Stock Exchange
Index) has been under significant
pressure
for the last six months due to concerns
about an overheating financial system.
Banks and property account for over 60%
of the market's earnings and the
perceptions of the outlook of these
industries is crucial -- the Fund does
not
hold any stocks in these industries but
prefers electricity company Manila
Electric and Telephone Operator
Philipine Long Distance. The Peso has
been
unable to avoid the Asian currency
crisis and has forced the authorities
back
into the arms of the IMF. The market is
now focusing on next year's Presidential election in March when Ramos will have to step down.

Singapore
   Singapore has failed in its
traditional role as being a 'safe haven'
in
recent months. Despite the economy
benefiting from a pick-up in NODE (non
oil
domestic exports), reflecting an upturn
in the global electronics cycle, fears
over the local banks' exposure to its
troubled Asean neighbors, coupled with a
contraction in foreign stock premium as
rumors of merging foreign and local
tranches arose following the ST Group's
merger announcement and led to
significant
                                       3
weakness in the market. The Fund
continues to maintain a sizable exposure to the country as it is the best regulated and has fundamentally the strongest currency of all the Asean markets.

Thailand
   The Fund has maintained only a very
limited exposure to the market. The
economy is thought to be facing the
worst difficulties in Asia, while the
Thai
Baht devaluation was the catalyst for
the Asian currency crisis (the Fund had
hedged its Baht exposure at the time).
The authorities inability to deal with
their problems is further compounding
their difficulties. The last six months
has seen the suspension of 60 finance
companies (over two thirds of the
industry), a 40% devaluation of their
currency, a $17bn International Monetary
Fund package and numerous corporate
bankruptcies. There are still no signs
that
the economy has bottomed although a
(very) few selective stock opportunities have arisen since the market is off 80% from its peak in US dollar terms.

FUTURE STRATEGY AND OUTLOOK

   The 'Asian Tigers' are now deemed to
be 'clawless' by the international
media. The over-investment in
unproductive assets in the early
nineties, the
consequence of cheap overseas capital,
is rightly seen as the catalyst for
their
demise. Investors are now cognizant of
the region's declining return on equity
and on assets and have recognized that
the resolution of these excesses will
take some time. Accordingly, the markets have been heavily sold down and are friendless amongst most investors.

   The collapse of the Asian pegs with
the US dollar has a number of
far-reaching implications. First, by
letting their currencies float, the
region's central banks for the first
time are in charge of their economic
policy. Previously, when US interest
rates rose, in order to keep their
currencies in line, Asian Central banks
were forced to follow suit and clearly
this is no longer the case. Second, the
region's cost of capital is set to rise
and with that the equity premium
apportioned to these markets. The
implications
of this being that Asian markets in the
future will be given a lower multiple.
Third, in the past, when the 'pseudo'
pegs were in place, too many projects
were
undertaken with US dollar debt funding
assumptions, whereas these entities'
revenues were non-dollar. By using local debt servicing charges, many of the enterprises create little or, in some cases, no value. This avenue for wealth destruction will be greatly reduced.

   The Asian excesses have been most
keenly felt in the domestic economies
and
this has been most clearly reflected in
asset price inflation over the last few
years. Past asset inflation expectations on the part of both borrowers and lenders has led to excessive credit growth. The unwinding of these expectations is likely to be reflected in weakening local property markets and financial sectors. For this reason the Fund, over the last two quarters and in the medium term, is looking to reduce its exposure to such sectors and to invest the proceeds in hard currency --primarily exported related -- industries, utilities and other defensive plays. Recent purchases of Television Broadcast, Ltd.
(Hong
Kong), London Sumatra (Indonesia),
Malaysian Pacific Industries (Malaysia),
Singapore Airlines (Singapore) and
Electricity Generating Co., Ltd.
(Thailand)
have been made on these assumptions.

   The medium term outlook for the
Greater China region (Hong Kong, Taiwan
and
China) remains positive. The
restructuring of China's 'SOEs' and the
leadership's realization that selective
culling of these companies will be
necessary, combined with ample local
liquidity arising from China's large
trade
surplus and strong foreign direct
investment, provide a solid backdrop for these markets. However, vigilance over signs of deflation in China will need to be kept.

   The currency weakness experienced in
the Asean countries will lead to rising
local interest rates, slowing
investment, declining domestic consumer
demand and
weakening economies. Associated with
this, earnings momentum will be
negative.
The markets' sharp falls partly reflect
these changes and opportunities to
re-enter these markets are being
cautiously sought. However, before this
scenario can turn significantly more
positive, variations of the following
criterias need to be met. First,
coherent and appropriate policy
responses by
the authorities are required.
                                       4

Second, evidence that the currencies
have found sustainable trading levels.
Third, significant improvement in the
region's current account deficits.
Fourth,
evidence that the economic and earnings
slowdown has abated. Countries with
strong, focused governments who are
prepared to take the bitter medicine to
ensure their economies recover quickly
(US style recovery) are likely to
perform
relatively well. Those countries which
ignore their problems and try to muddle
through (Japanese style) are likely to
suffer longer from their ills.

   The coming year to eighteen months is
likely to be a period of adjustment for
the region. The changes should lead to
greater economic and financial
discipline. At the corporate level
management will become more realistic,
have
greater focus on operational
efficiencies and acceptable financial
returns. Not
until this new found realization is
achieved will investors view these
markets
once again as 'tiger economies'.

James Squire
Baring International Investment (Far
East) Limited
Hong Kong
November 20, 1997
                                       5

----------------------------------------
------------------
THE ASIA PACIFIC FUND, INC.
Portfolio of Investments
September 30, 1997
(Unaudited)

----------------------------------------
---------------

Value
 Shares              Description
(Note 1)
----------------------------------------
---------------
            LONG-TERM INVESTMENTS--91.0%
            Hong Kong--48.5%
1,775,000   Cheung Kong Holdings, Ltd.
$ 19,955,933

 ..........................
              (Real Estate-Developers)
 800,000    China Everbright(a)
 ........     1,457,685
              (Conglomerate)
 440,000    China Light & Power Co.,
Ltd.     2,422,237
               .
              (Utilities)
 640,000    China Merchants Holdings,
1,480,429
              Ltd.
              (Conglomerate)
1,094,000   China Resources
 ............     4,580,541
              (Conglomerate)
 690,000    CITIC Pacific, Ltd.
 ........     3,914,426
              (Conglomerate)
 587,600    Hang Seng Bank, Ltd.
 .......     7,232,713
              (Banking)
 600,000    Hong Kong and China Gas
 ....     1,236,706
              (Utilities)
1,196,800   Hong Kong International,
Ltd.     1,415,133

 ..........................
              (Real Estate-Developers)
2,000,000   Hong Kong
Telecommunications,     4,522,957
              Ltd.
 .....................
              (Telecommunications)
 387,400    HSBC Holdings, Plc.
 ........    12,966,233
              (Banking)
1,876,000   Hutchinson Whampoa, Ltd.
 ...    18,485,326
              (Conglomerate)
 553,000    Ka Wah Bank
 ................     1,322,060
              (Banking)
2,206,000   New World Development Co.,
13,341,535
              Ltd.
 .....................
              (Real Estate-Developers)
 750,000    Smartone
2,287,324
              Telecommunications
 ........
              (Telecommunications)
1,075,000   Sun Hung Kai Properties,
Ltd.    12,641,665

 ..........................
              (Real Estate-Developers)
 879,000    Swire-Pacific, Ltd. 'A'
 ....     6,730,257
              (Conglomerate)
 500,000    Television Broadcasts, Ltd.
1,770,415

 ..........................  ------------
              (Media)

117,763,575

------------
----------------------------------------
---------------

Value
 Shares              Description
(Note 1)
----------------------------------------
---------------
            India--0.1%
     250    Bombay Suburban Electric
$      1,335
              Supply .
              (Utilities)
     800    Essel Packaging
 ............         2,708
              (Pulp & Paper)
     100    Gujarat Ambuja Cement
 ......           852
              (Building Materials)
   1,000    Hindustan Lever, Ltd.
 ......        36,935
              (Household Products)
  18,620    Indian Petrochem
 ...........        58,662
              (Chemicals)
   4,200    Larsen & Toubro, Ltd.
 ......        26,058
              (Machinery)
     100    Reliance Industries, Ltd.
996

 ..........................
              (Textiles)
     540    Scici, Ltd.
 ................         1,321
              (Shipping)
     800    State Bank of India
 ........         6,119
              (Banking)
     200    Sterlite Industries
 ........           982
              (Capital Goods)
   4,600    Tata Engineering &
Locomotive        42,809
              (Automobiles)
      50    TVS Suzuki, Ltd.
 ...........           511
              (Automobiles)
------------

179,288

------------
            Indonesia--4.3%
 720,000    Bank Bali
 ..................     1,049,771
              (Banking)
 340,000    Guarg Garam
 ................       986,260
              (Tobacco Manufacturer)
1,700,000   Indorama Synthetic
 .........     1,038,168
              (Textiles)
1,260,000   London Sumatra
 .............     1,538,931
              (Plantations)
 116,245    PT Indonesia Satellite(a)
3,051,431
              (ADR) .
              (Telecommunications)
 685,500    Semen Gresik(a)
 ............       669,802
              (Building Materials)
2,016,500   Telekomunikasi
 .............     2,232,004
              (Telecommunications)
------------

10,566,367

------------
            Korea--7.0%
 201,000    Cho Hung Bank Co., Ltd.(a)
951,180

 ..........................
              (Banking)
  60,000    Chosum Brewery
 .............     1,114,754
              (Breweries, Pubs &
              Restaurants)


See Notes to Financial Statements.
                                       6

----------------------------------------
---------------

Value
 Shares              Description
(Note 1)
----------------------------------------
---------------
            Korea (cont'd.)
  82,845    Kookmin Bank
 ...............  $    923,518
              (Banking)
  24,250    Korea Chemical Co.
 .........     1,794,235
              (Chemicals)
 118,000    Korea Electric Power Corp.
2,617,924

 ..........................
              (Utilities)
  45,000    Pohang Iron & Steel Co.
 ....     2,763,934
              (Iron & Steel)
  51,576    Samsung Electronics Co.
 ....     3,748,420
              (Electronics)
   3,910    Samsung Fire & Marine
1,427,257
              Insurance Co.
 ............
              (Insurance)
 200,000    Shinhan Bank, Ltd.
 .........     1,678,689
              (Banking)
------------

17,019,911

------------
            Malaysia--7.4%
 500,000    Malayan Banking Berhad
 .....     2,504,995
              (Banking)
 337,700    Malaysian Assurance
 ........       908,214
              (Insurance)
 380,000    Malaysian Pacific Industries
1,354,849

 ..........................
              (Electronics)
 288,000    Resorts World Berhad
 .......       628,492
              (Leisure)
1,506,000   Sime Darby Berhad
 ..........     3,124,481
              (Conglomerate)
 990,000    Sungei Way Holdings Berhad
906,777

 ..........................
              (Construction)
 559,500    Telekom Malaysia Berhad
 ....     1,814,992
              (Telecommunications)
1,525,000   Tenaga Nasional Berhad
 .....     4,101,352
              (Utilities)
 800,000    United Engineers Malaysia
2,557,246
              Berhad
------------
              (Construction)

17,901,398

------------
            The Philippines--2.8%
 131,709    Cebu Shipyards & Engineering
3,512
              Works, Inc. 'B'(a)
 .......
              (Port Services)
 585,058    Manila Electric Company 'B'
2,018,026

 ..........................
              (Utilities)
 150,000    Philippine Long Distance
4,115,700
              Telephone (ADR)
 ..........
              (Telecommunications)
3,610,000   San Miguel Corp. 'B'
 .......       669,681
              (Food & Beverage)
------------

6,806,919

------------

----------------------------------------
---------------

Value
 Shares              Description
(Note 1)
----------------------------------------
---------------
            Singapore--11.3%
 500,000    City Developments
 ..........  $  3,237,834
              (Real Estate-Developers)
 700,000    DBS Land
 ...................     1,703,297
              (Real Estate-Developers)
 525,000    Development Bank of
5,357,143
              Singapore, Ltd.
 ..........
              (Banking)
 400,000    Fraser & Neave, Ltd.
 .......     2,289,377
              (Food & Beverage)
1,000,000   Marco Polo Development
 .....     1,785,714
              (Leisure/Hotels)
 337,600    Oversea-Chinese Banking
2,340,764
              Corp., Ltd.
 ..............
              (Banking)
 600,000    Singapore Airlines
 .........     4,434,851
              (Airlines)
 589,600    United Overseas Bank, Ltd.
4,357,980

 ..........................
              (Banking)
 920,000    Wing Tai Holdings
 ..........     1,901,622
              (Real Estate-Landlord)
------------

27,408,582

------------
            Taiwan--8.2%
 494,500    Cathay Life Insurance
 ......     2,255,584
              (Insurance)
 350,000    Formosa Growth Fund(a)
 .....     9,509,500
              (Diversified Funds)
 481,000    Nan Ya Plastic
 .............     1,151,643
              (Diversified Consumer
              Goods)
 583,050    ROC Taiwan Fund
 ............     6,996,600
              (Diversified Funds)
------------

19,913,327

------------
            Thailand--1.4%
 254,800    Advanced Info Service PCL
1,684,627

 ..........................
              (Telecommunications)
 100,000    Bangkok Bank Co., Ltd.
 .....       509,642
              (Banking)
  50,000    BEC World, Ltd.
 ............       327,824
              (Leisure)
 221,900    Electricity Generating Co.,
489,036
              Ltd.  .
              (Utilities)
 225,117    Regional Container Lines PCL
400,001
               .
              (Shipping)
 365,000    Renown Leatherwears Public
30,165
              Co., Inc.
 .................  ------------
              (Textiles)

3,441,295

------------
            Total long-term investments
              (cost
$208,086,450)........   221,000,662

------------

See Notes to Financial Statements.
                                       7

----------------------------------------
---------------
Principal
 Amount
Value
 (000)               Description
(Note 1)
----------------------------------------
---------------
            SHORT-TERM INVESTMENTS--7.1%
            Index Linked Notes--2.1%
            Taiwan
            BZW Warrants, Ltd.
(Financial Services)
US$3,000    8.5%,
10/13/97...............  $  2,981,005
   2,000    8.0%,
5/15/98................     2,124,913

------------
            Total index linked notes
              (cost
$5,000,000)..........     5,105,918

------------
            Repurchase Agreements--5.0%
            United States
  12,066    State Street Bank & Trust
              Co., 5.00%, due 10/1/97 in
              the amount of $12,067,676
              (cost $12,066,000; value
of
              the collateral including
              accrued inter-
              est-
$12,311,832)...........    12,066,000

------------
            Total short-term investments
              (cost
$17,066,000).........    17,171,918

------------
            Total Investments--98.1%
              (cost $225,152,450; Note

3).........................
238,172,580
            Other assets in excess of
              liabilities--
1.9%..........     4,521,960

------------
            Net Assets--
100%.............  $242,694,540

------------

------------

---------------
(a) Non-income producing security.
ADR--American Depository Receipt

----------------------------------------
------------------
THE ASIA PACIFIC FUND, INC.
Statement of Assets and Liabilities
September 30, 1997
(Unaudited)
----------------------------------------
------------------

Assets
Investments, at value (cost
  $225,152,450)........................
$238,172,580
Cash, including foreign currency (cost
  $4,409,341)..........................
4,077,844
Receivable for investments sold........
518,555
Dividends and interest receivable......
440,157
Other assets...........................
4,698

------------
  Total assets.........................
243,213,834

------------
Liabilities
Accrued expenses.......................
257,820
Investment management fee payable......
165,407
Administration fee payable.............
50,243
Foreign withholding taxes payable......
45,824

------------
  Total liabilities....................
519,294

------------
Net Assets.............................
$242,694,540

------------

------------
Net assets comprised:
  Common stock, at par.................
$    189,033
  Paid-in capital in excess of par.....
219,583,880

------------

219,772,913
Undistributed net investment income....
809,629
Accumulated net realized gains on
  investment and foreign currency
  transactions.........................
9,435,268
Net unrealized appreciation on
  investments and foreign currencies...
12,676,730

------------
Net assets, September 30, 1997.........
$242,694,540

------------

------------
Net asset value per share
  ($242,694,540 3 18,903,279 shares of
  common stock issued and
  outstanding).........................
$12.84

------------

------------

See Notes to Financial Statements.
See Notes to Financial Statements.
                                       8

----------------------------------------
------------------
THE ASIA PACIFIC FUND, INC.
Statement of Operations
Six Months Ended September 30, 1997
(Unaudited)
----------------------------------------
------------------

Net Investment Income
Income
  Dividends (net of foreign withholding
    taxes of $256,267).................
$  3,288,544
  Interest.............................
151,024

------------
    Total income.......................
3,439,568

------------
Expenses
  Investment management fee............
1,086,940
  Administration fee...................
334,327
  Custodian's fees and expenses........
266,000
  Legal fees and expenses..............
70,000
  Directors' fees......................
43,000
  Reports to shareholders..............
33,000
  Audit fees...........................
22,000
  Registration expenses................
11,000
  Transfer agent's fees and expenses...
4,000
  Miscellaneous........................
6,151

------------
      Total operating expenses.........
1,876,418

------------
  Net investment income................
1,563,150

------------
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency
Transactions
Net realized gain (loss) on:
  Investment transactions (net of
    Thailand capital gains taxes of
    $52,449)...........................
8,633,388
  Foreign currency transactions........
(94,760)

------------

8,538,628

------------
Net change in unrealized
  appreciation/(depreciation) on:
  Investments (net of change in
    deferred Thailand capital gains
    taxes of $31,320)..................
(21,440,483)
  Foreign currencies...................
(342,196)

------------

(21,782,679)

------------
Net loss on investments and foreign
  currencies...........................
(13,244,051)

------------
Net Decrease in Net Assets
Resulting From Operations..............
$(11,680,901)

------------

------------

----------------------------------------
------------------
THE ASIA PACIFIC FUND, INC.
Statement of Changes in Net Assets
(Unaudited)
----------------------------------------
------------------

                             Six Months
                                Ended
Year Ended
Increase (Decrease)         September
30,     March 31,
in Net Assets                   1997
1997
                            ------------
-    ------------
Operations
  Net investment
    income...............   $
1,563,150    $  1,175,384
  Net realized gain on
    investments and
    foreign currency
    transactions.........
8,538,628      18,319,019
  Net change in
    unrealized
    appreciation/(depreciation)
    on investments and
    foreign currencies...
(21,782,679)    (28,406,819)
                            ------------
-    ------------
  Net increase (decrease)
    in net assets
    resulting from
    operations...........
(11,680,901)     (8,912,416)
Dividends from net
  investment income......
(1,625,658)             --
Distributions from net
  realized gains on
  investment and foreign
  currency
  transactions...........
(6,691,660)     (9,451,515)
                            ------------
-    ------------
Total decrease...........
(19,998,219)    (18,363,931)
Net Assets
Beginning of period......
262,692,759     281,056,690
                            ------------
-    ------------
End of period............   $
242,694,540    $262,692,759
                            ------------
-    ------------
                            ------------
-    ------------

See Notes to Financial Statements.
See Notes to Financial Statements.
                                       9

----------------------------------------
------------------
THE ASIA PACIFIC FUND, INC.
Notes to Financial Statements
(Unaudited)
----------------------------------------
------------------
The Asia Pacific Fund, Inc. (the 'Fund') was incorporated in Maryland on June
17, 1986, as a diversified, closed-end,
management investment company. The
Fund's investment objective is to
achieve long-term capital appreciation
through
investment primarily in equity
securities of companies in the Asia
Pacific
countries. Investment operations
commenced on May 4, 1987.


Note 1. Accounting            The
following is a summary
Policies                      of
significant accounting
                              policies
followed by the Fund in the preparation
of its financial statements.

Securities Valuation: Investments are
stated at value. Investments for which
market quotations are readily available
are valued at the last reported sales
prices. If there is no sales price or
reliable market quotation on the date of valuation, then investments are valued at the last bid price quoted on such date or at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

   Short-term securities which mature in
more than 60 days are valued at current
market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

   In connection with transactions in
repurchase agreements with U.S.
financial
institutions, it is the Fund's policy
that its custodian take possession of
the
underlying securities, the value of
which exceeds the principal amount of
the
repurchase transaction, including
accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.
If
the seller defaults, and the value of
the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books
and records of the Fund are maintained
in United States dollars. Foreign
currency amounts are translated into
United
States dollars on the following basis:

   (i) market value of investment
securities, other assets and liabilities-
-at
   the closing rate of exchange.

   (ii) purchases and sales of
investment securities, income and
expenses--at
   the rate of exchange prevailing on
the respective dates of such
transactions.

   Although the net assets of the Fund
are presented at the foreign exchange
rates and market values at the close of
the fiscal period, the Fund does not
isolate that portion of the results of
operations arising as a result of
changes
in the foreign exchange rates from the
fluctuations arising from changes in the market prices of securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period.

   Net realized gains/losses on foreign
currency transactions represent net
foreign exchange losses from sales and
maturities of short-term securities,
holding of foreign currencies, currency
gains or losses realized between the
trade and settlement dates on security
transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets, other than investment securities, and liabilities at fiscal period end exchange rates are reflected as a component of unrealized appreciation on investments and foreign currencies.

   Foreign security and currency
transactions may involve certain
considerations
and risks not typically associated with
those of U.S. companies as a result of,
among other factors, the level of
governmental supervision and regulation
of
foreign securities markets and the
possibility of political or economic
instability.

Security Transactions and Net Investment
Income: Security transactions are
recorded on the trade date. Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on an accrual basis.
Expenses are recorded on the accrual
basis
which may require the use of certain
estimates by management.

Dividends and Distributions: Dividends
from net investment income, if any, are
declared and paid at least annually. The
Fund will distribute at least annually
any net
capital gains in excess of net capital
loss carryforwards. Dividends and
distributions are recorded on the ex-
dividend date.

   Income distributions and capital gain
distributions are determined in
accordance with income tax regulations
which may differ from generally accepted accounting principles.

Taxes: It is the Fund's intention to
continue to meet the requirements of the U.S. Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

   Withholding taxes on foreign
dividends, interest and capital gains
have been
provided for in accordance with the
Fund's understanding of the applicable
country's tax rules and rates.

Reclassification of Capital Accounts:
The Fund accounts for and reports
distributions to shareholders in
accordance with the American Institute
of
Certified Public Accountants' Statement
of Position 93-2: Determination,
Disclosure and Financial Statement
Presentation of Income, Capital Gain,
and
Return of Capital Distributions by
Investment Companies. The effect of
applying
this statement was to decrease
undistributed net investment income and
increase
accumulated net realized gains on
investments and foreign currency
transactions
by $94,760 for differences in the
treatment for book and tax purposes of
certain
transactions involving foreign
securities, currencies and withholding
taxes. Net
investment income, net realized gains
and net assets were not affected by this change.

Note 2. Investment            The Fund
has a manage-
Management and                ment
agreement with Bar
Administration                ing
International Invest-
Agreements                    ment (Far
East) Limited
                              (the
'Investment Manager') and an
administration
agreement with Prudential Investments
Fund Management LLC (the
'Administrator').
The Investment Manager is an indirect,
wholly-owned subsidiary of ING N.V.

   The investment management fee is
computed weekly and payable monthly at
the
following annual rates: 1.10% of the
Fund's average weekly net assets up to
$50
million, 0.90% of such assets between
$50 million and $100 million and 0.70%
of
such assets in excess of $100 million
based upon the Fund's average weekly net assets. The administration fee is also computed weekly and payable monthly at an annual rate of 0.25% of the Fund's average weekly net assets.

   Pursuant to the agreements, the
Investment Manager provides continuous
supervision of the investment portfolio
and the Administrator provides occupancy and certain clerical and accounting services for the Fund. Both the Investment
Manager and the Administrator pay the
cost of compensation of certain
directors
and officers of the Fund. The Fund bears all other costs and expenses.

Note 3. Portfolio             Purchases
and sales of
Securities                    investment
securities, other
                              than short-
term investments, for the six months
ended September 30, 1997 aggregated
$63,883,185 and $83,118,204,
respectively.

   The United States federal income tax
basis of the Fund's investments at
September 30, 1997 was $225,608,865 and,
accordingly, net unrealized
appreciation for federal income tax
purposes was $12,563,715 (gross
unrealized
appreciation--$54,785,823; gross
unrealized depreciation--$42,222,108).

Note 4. Borrowings            The Fund
has a credit
                              agreement
with an unaffiliated bank. The borrowing limitation under this agreement is
$70,000,000. Drawings may be made for
periods
of one, two or three months and interest is accrued daily and payable at the end of the loan period. At September 30, 1997, the Fund had no loan balance outstanding.

Note 5. Capital               There are
30 million shares
                              of $0.01
par value common stock authorized. Of
the
18,903,279 shares outstanding at
September 30, 1997, Baring Asset
Management
(Asia), Ltd., an affiliate of the
Investment Manager, owned 22,647 shares.

----------------------------------------
----------------------------------------
THE ASIA PACIFIC FUND, INC.
Financial Highlights
(Unaudited)
----------------------------------------
----------------------------------------

Six Months

Ended                              Year
Ended March 31,

September 30,      ---------------------
---------------------------------------
Per Share Operating Performance:
1997             1997         1996
1995         1994         1993

-------------      --------     --------
--------     --------     --------
Net asset value, beginning of
period......     $   13.90        $
14.87     $  13.55     $  16.29     $
13.11     $  13.23

-------------      --------     --------
--------     --------     --------
Net investment income
(loss)..............          0.08
0.06         0.05           --
(0.05)        0.10
Net realized and unrealized gain (loss)
on
  investments and foreign currency

transactions............................
(0.70)          (0.53)        1.91
0.38         7.41         1.83

-------------      --------     --------
--------     --------     --------
Total from investment
operations..........         (0.62)
(0.47)        1.96         0.38
7.36         1.93

-------------      --------     --------
--------     --------     --------
Less dividends and distributions:
Dividends to shareholders from net
  investment
income.......................
(0.09)             --        (0.04)
(0.02)          --        (0.09)
Distributions paid to shareholders from
  realized gains on investments and
  foreign
currencies......................
(0.35)          (0.50)          --
(3.10)       (3.30)       (1.65)

-------------      --------     --------
--------     --------     --------
Total dividends and
distributions.........         (0.44)
(0.50)       (0.04)       (3.12)
(3.30)       (1.74)

-------------      --------     --------
--------     --------     --------
Capital charge in respect of issuance of

shares..................................
--              --        (0.60)
--        (0.88)       (0.31)

-------------      --------     --------
--------     --------     --------
Net asset value, end of
period............     $   12.84
$  13.90     $  14.87     $  13.55     $
16.29     $  13.11

-------------      --------     --------
--------     --------     --------

-------------      --------     --------
--------     --------     --------
Market value, end of
period...............     $  10 3/4
$ 11 1/2     $ 14 1/4     $ 14 1/8     $
17 3/4     $ 14 5/8

-------------      --------     --------
--------     --------     --------

-------------      --------     --------
--------     --------     --------
Total investment
return(a)................        (3.16)%
(16.18)%       1.16%       (3.65)%
44.31%        5.68%

-------------      --------     --------
--------     --------     --------

-------------      --------     --------
--------     --------     --------
Ratios to Average Net Assets:
Expenses (including loan interest

expense)................................
1.41%(c)        1.63%        1.58%
2.06%        2.37%        2.57%
Expenses (excluding loan interest

expense)................................
1.41%(c)        1.57%        1.53%
1.72%        1.72%        1.93%
Net investment income
(loss)..............          1.18%(c)
0.43%        0.43%          --
(0.33)%       0.76%
Supplemental Data:
Average net assets (000
omitted)..........     $ 265,289
$275,702     $242,487     $214,527
$193,116     $120,112
Portfolio turnover
rate...................            25%
43%          23%          48%
101%         105%
Net assets, end of period (000
omitted)...     $ 242,695
$262,693     $281,057     $192,009
$228,374     $145,647
Total debt outstanding at end of period
  (000
omitted)...........................
$      --              --     $ 20,000
--     $ 40,000     $ 26,000
Asset
coverage(b).........................
$      --              --     $ 15,053
--     $  6,709     $  6,602
Average commission rate paid per
share....     $  0.0007        $ 0.0143
$ 0.0150          N/A          N/A
N/A

---------------
 (a) Total investment return is
calculated assuming a purchase of common stock
     at the current market value on the
first day and a sale at the current
     market value on the last day of
each fiscal period reported. Dividends
     and distributions are assumed, for
purposes of this calculation, to be
     reinvested at prices obtained under
the Fund's dividend reinvestment plan.
     These calculations do not include
brokerage commissions. Total returns for
     periods of less than a full year
are not annualized.
 (b) Per $1,000 of debt outstanding.
 (c) Annualized.
     Contained above is selected data
for a share of common stock outstanding,
     total investment return, ratios to
average net assets and other
     supplemental data for the periods
indicated. This information has been
     determined based upon information
provided in the financial statements
     and market price data for the
Fund's shares.
[/TABLE]
See Notes to Financial Statements.

                         Supplemental
Proxy Information

   The Annual Meeting of Shareholders of
The Asia Pacific Fund, Inc. (the
'Fund') was held on Thursday, July 10,
1997 at the offices of Sullivan &
Cromwell, 125 Broad Street, New York,
New York. The meeting was held for the
following purposes:

(1)  To elect three Directors to serve
as follows:
                   Director
Class           Term          Expiring
        ------------------------------
-----         --------        --------
        Robert H. Burns
II            3 years          2000
        Douglas Tong Hsu
II            3 years          2000
        David G.P. Scholfield
II            3 years          2000
        Directors whose term of office
continued beyond this meeting are David
J.
        Brennan, Olarn Chaipravat,
Michael J. Downey, Robert F. Gunia, Don
G. Hoff
        and John A. Morrell .
(2)     To ratify the selection of
Deloitte & Touche LLP as independent
public
        accountants for the fiscal year
ending March 31, 1998.
(3)     To consider a stockholder
proposal requesting the Board of
Directors to take
        action to liquidate the Fund.
(4)     To transact such other business
as may properly come before the meeting
or
        any adjournment thereof.

   The results of the proxy soliciation
on the above matters were as follows:


Votes        Votes        Votes
                    Director/Matter
For        Against     Withheld
Abstentions
----------------------------------------
---------------   -----------   --------
-    ---------    -----------
(1) Robert H. Burns
11,485,285          0     2,427,831
--
   Douglas Tong Hsu
11,456,687          0     2,456,530
--
   David G.P. Scholfield
11,483,899          0     2,429,317
--
(2) Ratification of Deloitte & Touche
LLP as
    independent accountants
12,308,300    481,888     1,125,027
--
(3) Shareholder proposal recommending
the liquidation
    of the Fund
2,733,730   4,432,563     373,264
--


13